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                                               (AMERIPRISE CERTIFICATES(R) LOGO)

                     PROSPECTUS SUPPLEMENT -- DEC. 24, 2008

AMERIPRISE CERTIFICATES (APRIL 23, 2008, AMENDED AS OF DEC. 3, 2008)   S-6000 AD

For Ameriprise Flexible Savings Certificate:

Effective Dec. 24, 2008, the information under "Rates for New Purchases" on pages 12p-15p has been revised as follows:

For the terms listed below for purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:

6 MONTHS   WITHIN A RANGE FROM 230 BASIS POINTS (2.30%) ABOVE TO 330 BASIS POINTS (3.30%)
           ABOVE THE RATE PUBLISHED FOR A 6-MONTH CMT RATE.
7 MONTH*   WITHIN A RANGE FROM 240 BASIS POINTS (2.40%) ABOVE TO 340 BASIS POINTS (3.40%)
           ABOVE THE RATE PUBLISHED FOR A 6-MONTH CMT RATE.
12 MONTHS  WITHIN A RANGE FROM 245 BASIS POINTS (2.45%) ABOVE TO 345 BASIS POINTS (3.45%)
           ABOVE THE RATE PUBLISHED FOR A 12-MONTH CMT RATE.
18 MONTHS  WITHIN A RANGE FROM 205 BASIS POINTS (2.05%) ABOVE TO 305 BASIS POINTS (3.05%)
           ABOVE THE RATE PUBLISHED FOR A 12-MONTH CMT RATE.


(*) See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For the terms listed below for purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:

6 MONTHS    WITHIN A RANGE FROM 250 BASIS POINTS (2.50%) ABOVE TO 350 BASIS POINTS (3.50%)
            ABOVE THE RATE PUBLISHED FOR A 6-MONTH CMT RATE.
7 MONTHS*   WITHIN A RANGE FROM 250 BASIS POINTS (2.50%) ABOVE TO 350 BASIS POINTS (3.50%)
            ABOVE THE RATE PUBLISHED FOR A 6-MONTH CMT RATE.
12 MONTHS   WITHIN A RANGE FROM 260 BASIS POINTS (2.60%) ABOVE TO 360 BASIS POINTS (3.60%)
            ABOVE THE RATE PUBLISHED FOR A 12-MONTH CMT RATE.
13 MONTHS*  WITHIN A RANGE FROM 275 BASIS POINTS (2.75%) ABOVE TO 375 BASIS POINTS (3.75%)
            ABOVE THE RATE PUBLISHED FOR A 12-MONTH CMT RATE.
18 MONTHS   WITHIN A RANGE FROM 220 BASIS POINTS (2.20%) ABOVE TO 320 BASIS POINTS (3.30%)
            ABOVE THE RATE PUBLISHED FOR A 12-MONTH CMT RATE.


(*) See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For Ameriprise Stock Market Certificate:

Effective Dec. 24, 2008, the last sentence of the first paragraph of the subsection "Interim Interest" on page 29p has been revised as follows:

This rate will be within a range between 85 basis points (.85%) above to 185 basis points (1.85%) above the published 6-month CMT rate.

For Ameriprise Market Strategy Certificate:

Effective Dec. 24, 2008, second to the last sentence of the fourth paragraph of the subsection "Fixed Interest" on page 46p has been revised as follows:

In the case of fixed interest, ACC guarantees that your rate for your initial term will be from 35 basis points (.35%) above to 135 basis points (1.35%) above the published 6-month CMT rate.


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S-6000-8 A (12/08)